INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

	As of
US$ MILLIONS	June 30, 2022	December 31, 2021
Cost	$15,195	$15,785
Accumulated amortization	(1,671)	(1,571)
Total	$13,524	$14,214
Intangible assets are allocated to the following cash generating units, or group of cash generating units:

	As of
US$ MILLIONS	June 30, 2022	December 31, 2021
Brazilian regulated gas transmission operation	$2,812	$2,645
Canadian diversified midstream	2,395	2,536
North American rail operations	1,799	1,867
North American residential energy infrastructure operation	1,662	1,720
Brazilian electricity transmission operation	1,477	1,366
Peruvian toll roads	1,025	976
Indian telecom tower operation	729	782
Indian toll roads(1)	—	658
U.K. telecom towers operation	429	480
U.K. port operation	260	289
Other(2)	936	895
Total	$13,524	$14,214
1.Refer to Note 4, Assets and Liabilities Classified as Held for Sale, for further details.
2.Other intangibles are primarily comprised of customer contracts at our Australian port operation, Western Canadian natural gas gathering and processing operation, U.S. data center operation, Colombian natural gas transmission operation, natural gas operation in India and contracted order book at our U.K. regulated distribution operation.

Disclosure of reconciliation of changes in intangible assets and goodwill
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2022	For the 12 month period ended December 31, 2021
Cost at beginning of the period	$15,785	$13,233
Additions through business combinations(1)	72	3,734
Additions, net of disposals	71	67
Assets held by subsidiaries disposed during the period(2)	—	(957)
Assets reclassified as held for sale(3)	(816)	—
Non-cash additions(4)	68	271
Foreign currency translation	15	(563)
Ending Balance	$15,195	$15,785
1.Refer to Note 6, Acquisition of Businesses, for further details.
2.Refer to Note 5, Disposition of Businesses, for further details.
3.Refer to Note 4, Assets and Liabilities Classified as Held for Sale, for further details.
4.Non-cash additions for the three-month period ended June 30, 2022 primarily relates to revisions to the purchase price allocation at our residential infrastructure operation in Germany.
The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2022	For the 12 month period ended December 31, 2021
Accumulated amortization at beginning of the period	$(1,571)	$(1,466)
Assets held by subsidiaries disposed during the period(1)	—	281
Non-cash additions, net of disposals	1	26
Assets reclassified as held for sale	211	—
Amortization	(301)	(514)
Disposals	(3)	—
Foreign currency translation	(8)	102
Ending Balance	$(1,671)	$(1,571)
1.Refer to Note 5, Disposition of Businesses, for further details.